Note 12 - Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
12.	REVENUE

Sale of Prototypes

The Company recorded revenue for prototype sales of $6 and $26 in the three and six months ended June 30, 2024, respectively, and $245 and $370 in the three and six months ended June 30, 2023, respectively. The Company does not incur significant contract costs in fulfilling or obtaining its contracts with customers.

Development Contracts

The Company has entered into research and development contracts as well as a sales, marketing and technical support services contract with companies primarily in the automotive industry. The Company assessed the number of performance obligations associated with the promises under each agreement, primarily the delivery of customized 4SightTM perception-related goods and services, and recognized $26 in revenue for performance obligations satisfied during both the three and six months ended June 30, 2024 and $326 and $837 during the three and six months ended June 30, 2023, respectively, in the condensed consolidated statements of operations and comprehensive loss.

Disaggregation of Revenue

The Company recognized the following revenues by geographic area based on the primary billing address of the customer and by the timing of the transfer of goods or services to customers (point in time or over time), as it believes such criteria best depict how the nature, amount, timing, and uncertainty of its revenue and cash flows are affected by economic factors. Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Revenue by primary geographical market:
United States	$26	$443	$41	$990
Europe	6	128	11	160
Asia-Pacific	—	—	—	57
Total	$32	$571	$52	$1,207

Revenue by timing of recognition:
Recognized at a point in time	$6	$245	$26	$370
Recognized over time	26	326	26	837
Total	$32	$571	$52	$1,207

Contract Liabilities

The Company had $74 and $0 contract liabilities as of June 30, 2024 and  December 31, 2023, respectively.

The following table shows the significant changes in contract liabilities balance for the six months ended June 30, 2024 and 2023 (in thousands):

	Six months ended June 30,
	2024	2023
Beginning balance	$—	$987
Revenue recognized that was included in the contract liabilities beginning balance	—	(837)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	74	—
Ending balance	$74	$150

Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed where they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient, the Company has not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The contract liabilities balance represents the remaining performance obligations for contracts with an original duration of greater than one year.

16.	REVENUE

Sale of Prototypes

The Company recorded revenue for prototype sales of $477 and $1,743 in 2023 and 2022 respectively. The Company does not incur significant contract costs in fulfilling or obtaining their contracts with customers.

Development Contracts

The Company has entered into research and development contracts with companies primarily in the automotive industry. The Company assessed the number of performance obligations associated with the promises under each agreement, primarily the delivery of customized 4SightTM perception-related goods and services, and recognized $987 and $1,904 in revenue for performance obligations satisfied during years ended 2023 and 2022 respectively, in the consolidated statements of operations and comprehensive loss.

Disaggregation of Revenue

The Company recognized the following revenues by geographic area based on the primary billing address of the customer and by the timing of the transfer of goods or services to customers (point in time or over time), as it believes such criteria best depict how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Twelve months ended December 31,
	2023	2022
Revenue by primary geographical market:
United States	$1,223	$2,471
Europe	184	920
Asia-Pacific	57	256
Total	$1,464	$3,647

Revenue by timing of recognition:
Recognized at a point in time	$477	$1,982
Recognized over time	987	1,665
Total	$1,464	$3,647

Contract Liabilities

Contract liabilities consisted of the following as of December 31, 2023 and 2022 (in thousands):

	As of December 31,
	2023	2022
Contract liabilities, current	$—	$987
Total	$—	$987

The following table shows the significant changes in contract liabilities balance as of December 31, 2023 and 2022 (in thousands):

	Twelve months ended December 31,
	2023	2022
Beginning balance	$987	$2,918
Revenue recognized that was included in the contract liabilities beginning balance	(987)	(1,931)
Ending balance	$—	$987

Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed where they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient, the Company has not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The contract liabilities balance represents the remaining performance obligations for contracts with an original duration of greater than one year.